Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Jul. 07, 2010
Trust Department Assets
Number of trust/fiduciary accounts	477	518
Total assets of trust/fiduciary accounts	$ 112.9	$ 110.8
Equity
Par value of common stock (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Authorized shares of common stock	30,000,000	30,000,000
Authorized shares of serial preferred stock	10,000,000	10,000,000
Earnings per Share
Number of non-vested stock awards participating securities outstanding (in shares)	130,000
Number of non-vested stock awards outstanding (in shares)	215,000
Segments
Number of lines of business	4
Core deposit intangible | Minimum
Other intangible assets
Amortization period	10 years
Core deposit intangible | Maximum
Other intangible assets
Amortization period	12 years
Customer relationship intangible | Minimum
Other intangible assets
Amortization period	5 years
Customer relationship intangible | Maximum
Other intangible assets
Amortization period	11 years